Transactions and balances with related parties - Related party transactions' analysis (Details) - USD ($)		6 Months Ended
	Mar. 01, 2024	Jun. 30, 2024	Jun. 30, 2023
Transactions and balances with related parties
Management fees		$ 2,293,200	$ 2,280,600
Kyklades Maritime Corporation
Transactions and balances with related parties
Management fees		$ 2,293,200	$ 2,280,600
Kyklades Maritime Corporation | Emissions Trading Scheme
Transactions and balances with related parties
Written notice term	2 months